Real estate properties held for lease, net (Properties Held for Lease) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 84,089,282	$ 79,877,108
Accumulated depreciation	(12,956,700)	(10,653,360)
Real estate properties held for lease, net	71,132,582	69,223,748
Depreciation expense	2,303,340	2,032,019	$ 1,580,540
Real Estate Properties Held for Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Collateral value	36,550,198	38,280,864
Elementary schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,284,593	3,485,673
Basement parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	10,181,887	1,979,104
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	7,576,396	8,040,216
Parking facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	18,128,308	19,238,109
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	6,418,720	6,811,668
Shopping mall [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 38,499,378	$ 40,322,338